Disclosure of detailed information about effective income tax expense recovery (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Expected income tax (recovery)	$ 15,777,270	$ (2,569,654)	$ (886,149)
Effect of lower tax rates in foreign jurisdictions	(22,238,500)	(1,534,592)	(474,971)
Permanent differences	1,332,325	1,007,427	1,010,562
Change in unrecognized deductible temporary differences and other	1,627,494	260,595	(1,428,442)
Foreign exchange	(181,856)	346,322	339,668
Income Tax Expense	$ (3,683,267)	$ (2,489,902)	$ (1,439,332)